Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components Of Loss Before Income Taxes

The components of loss before income taxes are as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC	—	—	(6)
USA	—	—	(12,544)
Cayman Islands	(11,489)	(13,851)	(27,483)
Total loss before income taxes	(11,489)	(13,851)	(40,033)

Schedule of Income Tax (Expense) Benefit	Income tax expense consists of the following:
Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax (expense) benefit	—	—	—
Deferred income tax (expense) benefit	—	—	—
Total	—	—	—

Schedule of PRC Statutory Income Tax Rate to Income Before Income Taxes

The actual income tax expense from continuing operations reported in the consolidated statements of operations and comprehensive (loss) income for each of the years ended December 31, 2023, 2024 and 2025 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2023	2024	2025
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	(25.0)%	(25.0)%	(21.2)%
Change in valuation allowance	—%	—%	(3.8)%
Actual income tax expense	—%	—%	—%

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2024	2025
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	—	2,634
Total deferred income tax assets	—	2,634
Valuation allowance	—	2,634
Deferred income tax assets, net	—	—

Schedule of Movements of the Valuation Allowance

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Additions of valuation allowance	—	—	2,634
Balance at the end of the year	—	—	2,634